Financial results, net (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Schedule of Finance Income (Cost)

	2022	2021	2020
Finance income:
- Interest income	5,781	4,081	4,084
-Foreign exchange gains, net	19,278	18,939	—
- Gain from interest rate/foreign exchange rate derivative financial instruments	—	512	92
- Other income	249	13,138	21,878
Finance income	25,308	36,670	26,054

Finance costs:
- Interest expense	(50,037)	(62,536)	(58,282)
- Finance cost related to lease liabilities	(31,113)	(16,502)	(12,532)
- Cash flow hedge – transfer from equity (Note 2)	(40,195)	(52,650)	(24,363)
- Foreign exchange losses, net	—	—	(109,266)
- Taxes	(4,862)	(7,073)	(4,559)
- Loss from interest rate/foreign exchange rate derivative financial instruments	(2,384)	—	—
- Borrowings prepayment related expenses (Brazilian subsidiaries)	—	(3,068)	—
-Finance discount	—	(3,741)	—
- Other expenses	(9,009)	(6,111)	(4,774)
Finance costs	(137,600)	(151,681)	(213,776)
Other financial results - Net (loss) / gain of inflation effects on monetary items	(2,144)	11,541	12,064
Total financial results, net	(114,436)	(103,470)	(175,658)